CONTRACT ASSETS - NET (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
CONTRACT ASSETS - NET
Contract assets	Rp 2,610		Rp 2,588
Allowance for expected credit losses	(119)		(115)
Net	2,491		2,473
Current portion	(2,457)	$ (158)	(2,330)
Non-current portion	Rp 34	$ 2	Rp 143